Consolidated statements of changes in equity (deficit) - CAD ($)	Common shares	Pre-funded warrants	Contributed surplus	Deficit	Accumulated other comprehensive income	Total
Shareholders' equity at Aug. 31, 2021	$ 42,834,982		$ 7,861,405	$ (17,559,766)	$ 388,566	$ 33,525,187
Shareholders' equity (in shares) at Aug. 31, 2021	61,669
Total comprehensive loss				(13,111,785)	309,105	(12,802,680)
Securities issuance, net of transaction costs [note 19]	$ 606,609					606,609
Securities issuance, net of transaction costs [note 19] (in shares)	696
Share-based compensation [note 20]			2,699,481			2,699,481
Shareholders' equity at Aug. 31, 2022	$ 43,441,591		10,560,886	(30,671,551)	697,671	24,028,597
Shareholders' equity (in shares) at Aug. 31, 2022	62,365
Total comprehensive loss				(20,877,186)	334,957	(20,542,229)
Securities issuance, net of transaction costs [note 19]	$ 6,778,427					6,778,427
Securities issuance, net of transaction costs [note 19] (in shares)	20,003
Share-based compensation [note 20]			1,136,182			1,136,182
Share issuance - options exercised	$ 175,699		(12,239)			163,460
Share issuance - options exercised (in shares)	427
Shareholders' equity at Aug. 31, 2023	$ 50,395,717		11,684,829	(51,548,737)	1,032,628	11,564,437
Shareholders' equity (in shares) at Aug. 31, 2023	82,795	0
Total comprehensive loss				(14,060,620)	94,420	(13,966,200)
Securities issuance, net of transaction costs [note 19]	$ 2,278,395					2,278,395
Securities issuance, net of transaction costs [note 19] (in shares)	27,108
Securities issuance - preferred shares converted	$ 301,997					301,997
Securities issuance - preferred shares converted (in shares)	11,642
Securities issuance - warrants exchanged	$ 2,406,645	$ 38,725				2,445,370
Securities issuance - warrants exchanged (in shares)	41,858	475
Share-based compensation - warrants [note 20]			175,236			175,236
Share-based compensation - stock options [note 20]			220,752			220,752
Shareholders' equity at Aug. 31, 2024	$ 55,382,754	$ 38,725	$ 12,080,817	$ (65,609,357)	$ 1,127,048	$ 3,019,987
Shareholders' equity (in shares) at Aug. 31, 2024	163,403	475